Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Leases and Services Agreements

The Company incurred rent expense of $84 and $158 for the years ended December 31, 2011 and 2012, respectively.

Future minimum lease payments for operating leases as of December 31, 2012 are as follows:

YEAR ENDING DECEMBER 31,
2013	$37
2014 and thereafter	—

Total	$37

Pursuant to the terms of the lease agreements, the Company paid $21 and $38 in security deposits for the years ended December 31, 2011 and 2012, respectively, of which $21 and $31, respectively, remained on deposit at year end.

Heartland House

On September 1, 2011, the Company entered into an office space lease for its corporate headquarters in Kansas City, Kansas with MPM Heartland House, LLC, a related party (Note 15). The term of the lease was from September 1, 2011 through December 31, 2012 and the Company currently leases this space on a month-to-month basis. Monthly rent payments were made in the amount of $2.

New York Office Space

On August 5, 2011, the Company entered a lease for office space located at 117 and 119 East 55th Street, New York, NY with Cacophony, LLC. The term of the lease was from September 1, 2011 through December 31, 2011. The monthly payments during this period were $9. The lease was renewed on January 1, 2012 for a period of twelve months in the amount of $9 per month. On May 31, 2012, the lease was terminated, and the Company entered into a new lease on June 1, 2012. The lease term is from June 1, 2012 to May 31, 2013. Monthly payments are made in the amount of $7. During both fiscal 2011 and fiscal 2012, part of the leased premises was sublet for total sublease income of $12 and $21, respectively, which is recognized in other income in the Company’s statement of operations.

On January 31, 2013, the June 1, 2012 lease was terminated.

Services Agreements

On January 1, 2011, the Company entered into a services agreement pursuant to which the Company subleases office space (30 days prior written notice is required to terminate) located in Kansas City, Kansas with MPM Asset Management, LLC, a related party (Note 15). The Company also receives certain office-related services under the agreement. Monthly payments are made in the amount of $3.

On February 9, 2013, the Company entered into an administrative services agreement pursuant to which the Company subleases office space located at 200 Clarendon Street, Boston, MA from MPM Asset Management, LLC, a related party (Note 15) and it provides certain office-related services to the Company. The term of the agreement is from February 9, 2013 through December 31, 2013. Monthly payments are to be made during this period in the amount of $6.

Litigation and Contingencies Related to Use of Intellectual Property

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of business. The Company currently is not a party to any threatened or pending litigation. However, third parties might allege that the Company or its licensors are infringing their patent rights or that the Company is otherwise violating their intellectual property rights. Such third parties may resort to litigation against the Company or its licensors, against which the Company has agreed to indemnify. With respect to some of these patents, the Company expects that it will be required to obtain licenses and could be required to pay license fees or royalties, or both. These licenses may not be available on acceptable terms, or at all. A costly license, or inability to obtain a necessary license, could have a material adverse effect on the Company’s financial condition, results of operations or cash flows. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnifications of varying scope and terms to customers, vendors, lessors, business partners, and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements, from services to be provided by the Company, or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company does not believe that the outcome of any claims under indemnification arrangements will have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2011 or 2012.